SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
–On February 21, 2026, the Company’s board of directors declared an ordinary cash dividend for the period October 1, 2025 – December 31, 2025 of $0.05 per share. The dividend is payable on March 31, 2026 to shareholders of record on March 13, 2026.
–On February 21, 2026, the Company’s board of directors declared an extraordinary cash dividend of $1.15 per share. The dividend is payable on April 6, 2026 to shareholders of record on March 18, 2026.
–In February 2026, tensions between the United States, Israel, and Iran intensified and evolved into military action. The Company is evaluating any potential impact and does not currently expect a material adverse effect on its financial condition, results of operations, or liquidity.